Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 20, 2017	Jun. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	348,000,000
Payments of Stock Issuance Costs	$ 1,700,000		$ 1,728,119	$ 0	$ 5,425,646
Stock Issued During Period, Value, New Issues	$ 17,400,000		$ 15,671,881		69,574,354
Common Stock, Shares Authorized			10,000,000,000	5,000,000,000
Common Stock, Shares, Outstanding			1,525,693,393	1,177,693,383
Number of Warrant Expired			1,383,086
American Depositary Share [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	3,480,000
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 3,571,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 2 months 12 days
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 2,735,000	$ 3,933,000	$ 1,040,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period			141,142,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			51,530,422
Deferred B Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		10